Mairs & Power Balanced Fund
SCHEDULE OF INVESTMENTS (unaudited)	March 31, 2023

Par Value	Security Description			Value
	FIXED INCOME SECURITIES 34.0%
	CORPORATE BONDS 29.1%
	COMMUNICATION SERVICES 1.2%
$1,688,000	Netflix Inc	5.875%	11/15/28	$1,778,629
2,000,000	Comcast Corp	4.250%	01/15/33	1,947,886
1,000,000	Verizon Communications Inc	4.400%	11/01/34	950,109
1,880,000	Cox Communications Inc(b)	4.800%	02/01/35	1,745,312
3,000,000	AT&T Inc	4.500%	05/15/35	2,815,658
				9,237,594
	CONSUMER DISCRETIONARY 3.2%
1,000,000	General Motors Financial Co Inc	3.950%	04/13/24	985,527
250,000	General Motors Co	4.000%	04/01/25	243,615
1,000,000	General Motors Financial Co Inc	4.300%	07/13/25	976,570
1,064,000	Block Financial LLC	5.250%	10/01/25	1,058,381
2,245,000	Lear Corp	3.800%	09/15/27	2,129,803
1,000,000	General Motors Co	4.200%	10/01/27	958,456
1,000,000	AutoNation Inc	3.800%	11/15/27	922,468
2,000,000	Hasbro Inc	3.900%	11/19/29	1,820,253
2,000,000	Advance Auto Parts Inc	3.900%	04/15/30	1,822,330
2,000,000	Mohawk Industries Inc	3.625%	05/15/30	1,813,537
2,000,000	Block Financial LLC	3.875%	08/15/30	1,721,911
1,000,000	Kohl's Corp(a)	3.625%	05/01/31	675,860
1,750,000	Ford Motor Credit Co LLC	3.625%	06/17/31	1,444,715
1,000,000	Starbucks Corp	3.000%	02/14/32	886,349
500,000	Tapestry Inc	3.050%	03/15/32	406,521
500,000	Ford Motor Co	6.100%	08/19/32	483,626
2,000,000	eBay, Inc	6.300%	11/22/32	2,171,503
500,000	Kohl's Corp	6.875%	12/15/37	357,957
1,000,000	General Motors Co	5.150%	04/01/38	901,139
1,000,000	Ford Motor Co	4.750%	01/15/43	768,220
1,100,000	Whirlpool Corp	5.150%	03/01/43	1,000,492
750,000	Hasbro Inc	5.100%	05/15/44	655,775
1,073,000	Kohl's Corp	5.550%	07/17/45	620,993
				24,826,001
	CONSUMER STAPLES 1.3%
2,500,000	Land O' Lakes Inc(b)(c)	7.250%	07/14/27	2,156,250
1,949,000	Land O' Lakes Capital Trust I(b)	7.450%	03/15/28	1,861,295
2,500,000	Land O' Lakes Inc(b)(c)	7.000%	12/18/28	2,137,025
250,000	Smithfield Foods Inc(b)	3.000%	10/15/30	199,529
1,000,000	Walgreens Boots Alliance Inc	4.500%	11/18/34	906,218
1,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.700%	02/01/36	995,403
1,000,000	Walgreens Boots Alliance Inc	4.800%	11/18/44	852,243
1,000,000	Molson Coors Brewing Co	4.200%	07/15/46	821,072
				9,929,035
	CONSUMER, NON-CYCLICAL 0.1%
1,000,000	Wildlife Conservation Society	3.414%	08/01/50	752,474
				752,474
	ENERGY 0.3%
1,000,000	Boardwalk Pipelines LP	4.950%	12/15/24	994,012
1,200,000	Kinder Morgan Inc	5.300%	12/01/34	1,178,071
500,000	Murphy Oil Corp(a)	6.125%	12/01/42	415,000
				2,587,083
	FINANCIALS 10.9%
500,000	BAC Capital Trust XIV(c)(i)	5.266% (3 Month LIBOR USD + 0.400%)	04/17/23	373,900
84,000	Assurant Inc	4.200%	09/27/23	83,479
500,000	CNA Financial Corp	7.250%	11/15/23	504,535
500,000	Pacific Life Insurance Co(b)	7.900%	12/30/23	507,514
1,000,000	HSBC Holdings PLC(d)	4.250%	03/14/24	974,391
540,000	Wintrust Financial Corp	5.000%	06/13/24	524,904
824,000	Assured Guaranty US Holdings Inc	5.000%	07/01/24	822,462
3,088,000	Legg Mason Inc	3.950%	07/15/24	3,036,734
1,500,000	Symetra Financial Corp	4.250%	07/15/24	1,473,157
1,000,000	Citigroup Inc	4.000%	08/05/24	982,925
3,000,000	Synchrony Financial	4.250%	08/15/24	2,836,255
2,000,000	Old Republic International Corp	4.875%	10/01/24	1,973,607
1,627,000	Associated Banc-Corp	4.250%	01/15/25	1,557,164
4,000,000	Kemper Corp	4.350%	02/15/25	3,949,125
1,050,000	TCF National Bank	4.600%	02/27/25	991,471
1,000,000	BBVA USA	3.875%	04/10/25	967,062
250,000	Liberty Mutual Insurance Co(b)	8.500%	05/15/25	259,893
1,000,000	Prudential Insurance Co of America/The(b)	8.300%	07/01/25	1,055,017
1,000,000	Synchrony Financial	4.500%	07/23/25	906,983
2,000,000	Janus Capital Group Inc(d)	4.875%	08/01/25	1,965,258
2,000,000	HSBC Holdings PLC(d)	4.250%	08/18/25	1,902,641
20,000	Wells Fargo & Co(c)	4.700%	12/15/25	377,800
1,520,000	Legg Mason Inc	4.750%	03/15/26	1,506,810
1,000,000	Hanover Insurance Group Inc/The	4.500%	04/15/26	988,318
1,000,000	Wells Fargo & Co	4.100%	06/03/26	967,944
3,290,000	Old Republic International Corp	3.875%	08/26/26	3,149,230
500,000	Morgan Stanley	4.350%	09/08/26	487,424
1,000,000	JPMorgan Chase & Co	4.125%	12/15/26	976,512
4,000,000	PNC Financial Services Group Inc/The(c)(i)	3.400% (5 Year CMT Rate + 2.595%)	12/15/26	3,182,080
4,000,000	Mercury General Corp	4.400%	03/15/27	3,867,966
450,000	Athene Holding Ltd(d)	4.125%	01/12/28	408,173
500,000	Citigroup Inc(i)	3.070% (SOFR + 1.280%)	02/24/28	465,002
250,000	Provident Cos Inc	7.250%	03/15/28	264,629
2,000,000	E*TRADE Financial Corp	4.500%	06/20/28	1,974,465
500,000	Farmers Exchange Capital(b)	7.050%	07/15/28	521,502
1,000,000	Lazard Group LLC	4.375%	03/11/29	946,536
3,500,000	Wintrust Financial Corp	4.850%	06/06/29	3,259,133
2,300,000	Assurant Inc	3.700%	02/22/30	2,003,350
4,000,000	Capital One Financial Corp.(i)	5.247% (SOFR + 2.600%)	07/26/30	3,772,810
500,000	Park National Corp(i)	4.500% (TSFR3M + 4.390%)	09/01/30	470,996
500,000	Goldman Sachs Group Inc/The	4.250%	11/15/30	460,253
500,000	Goldman Sachs Group Inc/The	4.000%	02/15/31	461,717
2,000,000	Synchrony Financial	2.875%	10/28/31	1,415,776
1,000,000	Blackstone Holdings Finance Co LLC(b)	2.550%	03/30/32	791,697
2,000,000	Goldman Sachs Group Inc/The(i)	2.650% (SOFR + 1.264%)	10/21/32	1,652,734
500,000	Goldman Sachs Group Inc/The	4.300%	12/15/32	457,640
1,700,000	Morgan Stanley(i)	2.943% (SOFR + 1.290%)	01/21/33	1,440,499
1,000,000	Allstate Corp/The	5.250%	03/30/33	1,011,150
500,000	American Express Co(i)	4.989% (SOFR + 2.255%)	05/26/33	492,374
1,000,000	Bank of America Corp.(i)	5.015% (SOFR + 2.160%)	07/22/33	989,083
2,000,000	US Bancorp(i)	5.850% (SOFR + 2.090%)	10/21/33	2,089,273
538,000	Bank of America Corp	4.000%	08/15/34	456,510
3,000,000	Fulton Financial Corp(i)	3.750% (TSFR3M + 2.700%)	03/15/35	2,468,329
2,150,000	Bank of Montreal(d)(i)	3.088% (5 Year CMT Rate + 1.400%)	01/10/37	1,728,663
500,000	Principal Financial Group Inc	4.350%	05/15/43	417,187
3,000,000	JPMorgan Chase & Co(c)(i)	3.650% (5 Year CMT Rate + 2.850%)	12/01/69	2,632,500
2,000,000	Bank of New York Mellon Corp/The(c)(i)	3.750% (5 Year CMT Rate + 2.630%)	06/20/70	1,654,200
2,500,000	M&T Bank Corp(c)(i)	5.125% (3 Month LIBOR USD + 3.520%)	05/01/71	1,883,375
6,000,000	Charles Schwab Corp(c)(i)	4.000% (10 Year CMT Rate + 3.079%)	03/01/31	4,695,120
				84,437,237
	HEALTH CARE 0.6%
500,000	Wyeth LLC	6.450%	02/01/24	505,471
2,000,000	AbbVie Inc	3.800%	03/15/25	1,967,596
43,000	Bristol-Myers Squibb Co	3.875%	08/15/25	42,187
700,000	Zimmer Biomet Holdings Inc	4.250%	08/15/35	617,219
1,400,000	CVS Health Corp	4.780%	03/25/38	1,334,204
				4,466,677
	INDUSTRIALS 2.8%
1,500,000	Hillenbrand Inc	5.000%	09/15/26	1,466,955
500,000	Toro Co/The	7.800%	06/15/27	545,854
500,000	Penske Truck Leasing Co Lp / PTL Finance Corp.(b)	5.700%	02/01/28	504,589
2,000,000	Kennametal Inc	4.625%	06/15/28	1,931,546
3,000,000	Steelcase Inc	5.125%	01/18/29	2,699,130
1,000,000	Oshkosh Corp	3.100%	03/01/30	884,817
1,000,000	Flowserve Corp	3.500%	10/01/30	866,093
3,000,000	Hillenbrand Inc	3.750%	03/01/31	2,509,530
4,000,000	United Rentals North America Inc	3.750%	01/15/32	3,449,260
2,000,000	Eaton Corp	4.000%	11/02/32	1,900,576
1,000,000	GATX Corp	4.900%	03/15/33	969,861
1,000,000	Alcoa Inc	5.950%	02/01/37	1,008,700
1,000,000	Equifax, Inc.	7.000%	07/01/37	1,095,184
1,400,000	Leidos Holdings Inc	5.950%	12/01/40	1,359,993
1,000,000	FedEx Corp	4.100%	04/15/43	835,695
				22,027,783
	INFORMATION TECHNOLOGY 4.8%
696,000	Dell International LLC / EMC Corp	5.450%	06/15/23	695,765
1,031,000	Arrow Electronics Inc	4.000%	04/01/25	1,000,747
2,000,000	Hewlett Packard Enterprise Co	4.900%	10/15/25	1,996,383
1,000,000	Dell International LLC / EMC Corp	6.020%	06/15/26	1,026,057
2,500,000	Motorola Solutions Inc	4.600%	02/23/28	2,466,585
1,500,000	Trimble Inc	4.900%	06/15/28	1,490,637
1,000,000	Fiserv Inc	4.200%	10/01/28	968,029
3,000,000	Entegris Escrow Corp(b)	4.750%	04/15/29	2,838,046
1,000,000	Juniper Networks Inc	3.750%	08/15/29	926,184
1,000,000	Dell International LLC / EMC Corp	5.300%	10/01/29	1,003,655
2,000,000	Avnet Inc	3.000%	05/15/31	1,623,246
1,000,000	HP Inc	2.650%	06/17/31	814,596
1,000,000	Autodesk Inc	2.400%	12/15/31	831,849
1,000,000	Magallanes Inc(b)	4.279%	03/15/32	892,049
1,000,000	Avnet Inc	5.500%	06/01/32	974,731
2,000,000	Broadcom Inc	4.300%	11/15/32	1,837,955
2,000,000	HP Inc	5.500%	01/15/33	1,982,060
1,000,000	Micron Technology, Inc.	5.875%	02/09/33	1,008,046
2,850,000	Leidos Inc	5.500%	07/01/33	2,746,132
1,000,000	Broadcom Inc(b)	3.469%	04/15/34	821,624
1,500,000	Western Union Co/The	6.200%	11/17/36	1,499,691
1,500,000	Broadcom Inc(b)	4.926%	05/15/37	1,364,218
3,000,000	Oracle Corp	3.600%	04/01/40	2,326,441
1,000,000	Dell Inc	5.400%	09/10/40	895,586
1,000,000	Analog Devices Inc	2.800%	10/01/41	763,063
570,000	Discovery Communications LLC	4.950%	05/15/42	466,726
2,000,000	Motorola Solutions Inc	5.500%	09/01/44	1,897,885
				37,157,986
	MATERIALS 2.7%
756,000	Eastman Chemical Co	3.800%	03/15/25	737,114
865,000	Union Carbide Corp	7.500%	06/01/25	897,024
2,000,000	DowDuPont Inc	4.493%	11/15/25	1,994,038
200,000	Worthington Industries Inc	4.550%	04/15/26	195,933
1,500,000	Cabot Corp	3.400%	09/15/26	1,401,865
782,000	HB Fuller Co	4.000%	02/15/27	717,296
3,200,000	HB Fuller Co	4.250%	10/15/28	2,842,250
4,000,000	Cabot Corp	4.000%	07/01/29	3,728,958
1,175,000	Albemarle Wodgina Property Ltd(d)	3.450%	11/15/29	1,046,174
3,000,000	Freeport McMoRan Inc	4.250%	03/01/30	2,778,526
1,200,000	International Flavors & Fragrances, Inc.(b)	2.300%	11/01/30	963,800
1,000,000	Mosaic Co/The	5.450%	11/15/33	1,003,019
1,250,000	Dow Chemical Co/The	4.250%	10/01/34	1,162,885
1,000,000	Newmont Mining Corp	4.875%	03/15/42	956,569
325,000	Albemarle Corp	5.450%	12/01/44	308,253
250,000	Steel Dynamics Inc	3.250%	10/15/50	174,386
				20,908,090
	REAL ESTATE 0.0%
350,000	CBRE Services Inc	4.875%	03/01/26	344,628
				344,628
	UTILITIES 1.2%
250,000	Jersey Central Power & Light Co(b)	4.300%	01/15/26	245,390
2,000,000	National Fuel Gas Co	3.950%	09/15/27	1,880,590
416,000	Toledo Edison Co(b)	2.650%	05/01/28	368,329
1,000,000	National Fuel Gas Co	4.750%	09/01/28	965,668
2,000,000	Alliant Energy Finance LLC(b)	3.600%	03/01/32	1,768,606
1,000,000	Wisconsin Power and Light Co.	4.950%	04/01/33	1,005,949
1,165,000	Duke Energy Progress LLC	5.700%	04/01/35	1,195,322
1,080,000	Southwestern Public Service Co	6.000%	10/01/36	1,119,975
1,021,000	Northern Natural Gas Co(b)	4.100%	09/15/42	829,573
				9,379,402

	TOTAL CORPORATE BONDS			226,053,990

	US GOVERNMENT NOTES/BONDS 2.2%
1,000,000	United States Treasury Note/Bond	0.875%	01/31/24	968,438
1,000,000	United States Treasury Note/Bond	0.250%	03/15/24	959,341
3,000,000	United States Treasury Note/Bond	0.750%	03/31/26	2,743,242
1,000,000	United States Treasury Note/Bond	0.750%	04/30/26	911,309
1,000,000	United States Treasury Note/Bond	1.125%	10/31/26	911,563
1,000,000	United States Treasury Note/Bond	1.250%	06/30/28	886,855
1,000,000	United States Treasury Note/Bond	1.000%	07/31/28	873,379
7,000,000	United States Treasury Note/Bond	2.625%	02/15/29	6,633,320
1,000,000	United States Treasury Note/Bond	3.250%	05/15/42	921,699
2,000,000	United States Treasury Note/Bond	3.000%	02/15/49	1,745,547
				17,554,693
	ASSET BACKED SECURITIES 1.5%
262,720	US Airways 2010-1 Class A Pass Through Trust	6.250%	10/22/24	261,543
747,239	Delta Air Lines 2015-1 Class B Pass Through Trust	4.250%	01/30/25	745,416
457,388	American Airlines 2015-2 Class B Pass Through Trust	4.400%	03/22/25	445,394
160,298	US Airways 2011-1 Class A Pass Through Trust	7.125%	04/22/25	158,784
1,820,867	American Airlines 2016-1 Class B Pass Through Trust	5.250%	07/15/25	1,784,613
578,112	Spirit Airlines Pass Through Trust 2015-1B	4.450%	10/01/25	569,472
1,384,537	Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.900%	01/15/26	1,244,801
1,026,752	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	04/29/26	1,006,946
569,003	American Airlines 2017-1 Class B Pass Through Trust	4.950%	08/15/26	548,044
607,089	United Airlines 2013-1 Class A Pass Through Trust	4.300%	02/15/27	582,623
558,082	American Airlines 2016-3 Class B Pass Through Trust	3.750%	04/15/27	516,284
443,831	US Airways 2013-1 Class A Pass Through Trust	3.950%	05/15/27	418,049
503,875	United Airlines 2014-1 Class A Pass Through Trust	4.000%	10/11/27	474,152
403,510	United Airlines 2014-2 Class A Pass Through Trust	3.750%	03/03/28	380,962
1,119,797	American Airlines 2014-1 Class A Pass Through Trust	3.700%	04/01/28	996,722
290,997	American Airlines 2015-1 Class A Pass Through Trust	3.375%	11/01/28	252,829
418,421	American Airlines 2015-2 Class A Pass Through Trust	4.000%	03/22/29	370,644
128,333	American Airlines 2015-2 Class AA Pass Through Trust	3.600%	03/22/29	117,948
82,555	Spirit Airlines Pass Through Trust 2015-1A	4.100%	10/01/29	75,517
704,228	British Airways 2018-1 Class A Pass Through Trust (b)(d)	4.125%	03/20/33	616,763
				11,567,506
	MUNICIPAL BONDS 1.2%
650,000	Glendale Community College District/CA	2.113%	08/01/31	542,114
500,000	Socorro Independent School District	2.125%	08/15/31	422,269
920,000	Pierre School District No 32-2	2.040%	08/01/33	739,653
500,000	Redondo Beach Unified School District	2.040%	08/01/34	380,285
500,000	DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee	3.017%	02/01/36	412,351
1,000,000	Crowley Independent School District	3.010%	08/01/38	836,329
500,000	Idaho Bond Bank Authority	2.354%	09/15/38	377,803
850,000	Worthington Independent School District No 518	3.300%	02/01/39	723,292
610,000	Rockwall Independent School District	3.091%	02/15/39	505,051
885,000	Massachusetts Development Finance Agency	2.550%	05/01/40	649,641
750,000	Woodbury County Law Enforcement Center Authority	3.090%	06/01/40	596,659
505,000	Village of Ashwaubenon WI	2.970%	06/01/40	397,635
300,000	Desert Community College District	2.457%	08/01/40	221,103
800,000	Utah Transit Authority	3.443%	12/15/42	638,302
1,000,000	Borough of Naugatuck CT	3.090%	09/15/46	728,917
1,000,000	Michigan State University	4.496%	08/15/48	917,851
				9,089,255
	TOTAL FIXED INCOME SECURITIES			$264,265,444
	(cost $292,491,600)

Shares	Security Description			Value
	COMMON STOCKS 64.9%
	COMMUNICATION SERVICES 4.2%
257,000	Alphabet Inc(e)			26,728,000
58,000	Walt Disney Co/The(e)			5,807,540
				32,535,540
	CONSUMER DISCRETIONARY 2.0%
33,110	Home Depot Inc/The			9,771,423
36,000	Target Corp			5,962,680
				15,734,103
	CONSUMER STAPLES 4.5%
43,630	Hershey Co/The			11,099,908
344,510	Hormel Foods Corp			13,739,059
132,000	Sysco Corp			10,194,360
				35,033,327
	FINANCIALS 10.1%
32,300	American Express Co			5,327,885
166,000	Fiserv Inc(e)			18,762,980
138,633	JPMorgan Chase & Co			18,065,266
86,000	Northern Trust Corp			7,579,180
59,000	Principal Financial Group Inc			4,384,880
425,017	US Bancorp/MN			15,321,863
233,808	Wells Fargo & Co			8,739,743
				78,181,797
	HEALTH CARE 14.4%
173,610	Abbott Laboratories			17,579,749
29,600	Baxter International Inc			1,200,576
173,000	Bio-Techne Corp			12,834,870
125,000	Elanco Animal Health Inc(e)			1,175,000
58,800	Eli Lilly & Co			20,193,096
86,000	Johnson & Johnson			13,330,000
173,000	Medtronic PLC(f)			13,947,260
4,895	Neogen Corp(e)			90,655
67,200	Pfizer Inc			2,741,760
312,000	Roche Holding AG(g)			11,188,320
37,013	UnitedHealth Group Inc			17,491,974
				111,773,260
	INDUSTRIALS 9.8%
6,527	3M Co			686,053
44,000	CH Robinson Worldwide Inc			4,372,280
78,000	Donaldson Co Inc			5,096,520
135,000	Fastenal Co			7,281,900
214,457	Graco Inc			15,657,505
19,000	Honeywell International Inc			3,631,280
110,200	nVent Electric PLC(f)			4,731,988
19,000	Rockwell Automation Inc			5,575,550
78,000	Tennant Co			5,345,340
156,573	Toro Co/The			17,404,655
35,000	United Parcel Service Inc, Class B			6,789,650
				76,572,721
	INFORMATION TECHNOLOGY 15.0%
22,000	Automatic Data Processing Inc			4,897,860
54,000	Entegris Inc			4,428,540
44,000	Littelfuse Inc			11,795,960
125,000	Microsoft Corp			36,037,500
42,500	Motorola Solutions Inc			12,160,525
113,000	QUALCOMM Inc			14,416,540
50,000	salesforce.com Inc(e)			9,989,000
54,000	Texas Instruments Inc			10,044,540
58,000	Visa Inc			13,076,680
				116,847,145
	MATERIALS 4.0%
86,000	Ecolab Inc			14,235,580
90,270	HB Fuller Co			6,178,982
49,000	Sherwin-Williams Co/The			11,013,730
				31,428,292
	UTILITIES 0.9%
104,000	Xcel Energy Inc			7,013,760

	TOTAL COMMON STOCKS			$505,119,945
	(cost $287,068,404)

	SHORT-TERM INVESTMENTS 0.6%
4,879,954	First American Government Obligations Fund, Class X, 0.0464%(h)			$4,879,954
	(cost $4,879,954)

	TOTAL INVESTMENTS 99.5%			774,265,343
	(cost $584,439,958)

	OTHER ASSETS AND LIABILITIES (NET) 0.5%			3,544,897

	TOTAL NET ASSETS 100.0%			$777,810,240

(a)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future dates(s). The rate disclosed represents the coupon rate in effect as of March 31, 2023.
(b)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Funds's Board of Trustees.  As of March 31, 2023, these securities represented $22,448,021 or 2.9% of total net assets.

(c)	Perpetual maturity, date shown, if applicable, represents next contractual call date.
(d)	Foreign security denominated in U.S. dollars. As of March 31, 2023, these securities represented $8,642,063 or 1.1% of total net assets.
(e)	Non-income producing.
(f)
Issuer headquartered overseas but considered domestic. The Adviser defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues; and/or 3) where it earns the majority of its profits.

(g)	American Depositary Receipt
(h)	The rate quoted is the annualized seven-day effective yield as of March 31, 2023.
(i)	Variable rate security; the rate shown represents the rate at March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Financial Statements.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing
Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value pricing procedures, subject to oversight by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,556,209,809	$510,377,699	$335,986,372	$42,989
Level 2**	-	263,887,644	-	18,176,013
Level 3	-	-	-	-
Total	$4,556,209,809	$774,265,343	$335,986,372	$18,219,002

* All Level 1 investments are equity securities (common stocks and preferred stocks and short-term investments).
** All Level 2 investments are fixed income securities.

For detail of securities by major section classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended March 31, 2023.
The Fund did not invest in any financial derivative instruments during the period ended March 31, 2023.